UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23167

OSI ETF Trust

(Exact name of registrant as specified in charter)

60 State Street

Suite 700

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Connor O’Brien

60 State Street

Suite 700

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 855-7670

Date of fiscal year end: June 30

Date of reporting period: July 1, 2018 to September 30, 2018

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

OSI ETF Trust

O’Shares FTSE U.S. Quality Dividend ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Aerospace & Defense - 5.0%
Boeing Co. (The)	21,242	7,899,900
General Dynamics Corp.	13,091	2,679,989
Lockheed Martin Corp.	14,326	4,956,223
Raytheon Co.	10,127	2,092,846
United Technologies Corp.	19,760	2,762,646
		20,391,604
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	4,940	363,238

Auto Components - 0.1%
Autoliv, Inc.	2,470	214,099
Gentex Corp.	7,904	169,620
		383,719
Beverages - 3.7%
Coca-Cola Co. (The)	135,109	6,240,685
Coca-Cola European Partners plc	6,916	314,470
Molson Coors Brewing Co., Class B	4,446	273,429
PepsiCo, Inc.	74,100	8,284,380
		15,112,964
Biotechnology - 2.3%
AbbVie, Inc.	46,189	4,368,556
Amgen, Inc.	23,959	4,966,461
		9,335,017
Capital Markets - 1.4%
Franklin Resources, Inc.	36,309	1,104,157
MSCI, Inc.	5,187	920,225
T. Rowe Price Group, Inc.	32,110	3,505,770
		5,530,152
Chemicals - 1.1%
Air Products & Chemicals, Inc.	6,422	1,072,795
International Flavors & Fragrances, Inc.	2,470	343,627
LyondellBasell Industries NV, Class A	13,585	1,392,598
Praxair, Inc.	10,127	1,627,713
		4,436,733
Commercial Services & Supplies - 0.5%
Republic Services, Inc.	6,175	448,676
Waste Management, Inc.	18,031	1,629,281
		2,077,957
Communications Equipment - 4.5%
Cisco Systems, Inc.	371,982	18,096,924

Containers & Packaging - 0.1%
Packaging Corp. of America	2,470	270,934

Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	5,928	152,646

Diversified Telecommunication Services - 4.2%
AT&T, Inc.	277,628	9,322,748
Verizon Communications, Inc.	145,730	7,780,525
		17,103,273
Electric Utilities - 4.0%
Alliant Energy Corp.	8,892	378,532
American Electric Power Co., Inc.	19,760	1,400,589
Avangrid, Inc.	2,470	118,387
Duke Energy Corp.	30,381	2,431,088
Edison International	14,820	1,003,017
Entergy Corp.	7,657	621,212
Evergy, Inc.	11,609	637,566
Eversource Energy	11,115	682,906
Exelon Corp.	33,839	1,477,411
FirstEnergy Corp.	16,055	596,764
NextEra Energy, Inc.	15,808	2,649,421
Pinnacle West Capital Corp.	4,940	391,149
PPL Corp.	27,664	809,449
Southern Co. (The)	47,671	2,078,456
Xcel Energy, Inc.	20,995	991,174
		16,267,121
Electrical Equipment - 1.0%
Eaton Corp. plc	14,079	1,221,072
Emerson Electric Co.	27,417	2,099,594
Rockwell Automation, Inc.	4,446	833,714
		4,154,380
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity Ltd.	10,868	955,623

Energy Equipment & Services - 0.6%
Schlumberger Ltd.	37,050	2,257,086

Entertainment - 1.2%
Walt Disney Co. (The)	41,743	4,881,426

Equity Real Estate Investment Trusts (REITs) - 5.3%
AvalonBay Communities, Inc.	11,856	2,147,714
Extra Space Storage, Inc.	12,103	1,048,604
Federal Realty Investment Trust	4,199	531,048
Host Hotels & Resorts, Inc.	48,165	1,016,281
Liberty Property Trust	10,374	438,301
Prologis, Inc.	54,587	3,700,453
Public Storage	28,158	5,677,498
Simon Property Group, Inc.	38,038	6,723,217
		21,283,116
Food & Staples Retailing - 2.3%
Sysco Corp.	17,290	1,266,492
Walgreens Boots Alliance, Inc.	35,815	2,610,914
Walmart, Inc.	59,774	5,613,376
		9,490,782

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE U.S. Quality Dividend ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)
Food Products - 0.9%
Bunge Ltd.	3,705	254,571
Campbell Soup Co.	9,386	343,809
Conagra Brands, Inc.	12,597	427,920
Hershey Co. (The)	8,151	831,402
Hormel Foods Corp.	11,609	457,395
Ingredion, Inc.	2,470	259,251
JM Smucker Co. (The)	3,705	380,170
Kellogg Co.	8,398	588,028
		3,542,546
Health Care Equipment & Supplies - 0.9%
Medtronic plc	38,532	3,790,393

Health Care Providers & Services - 0.8%
Cardinal Health, Inc.	8,892	480,168
CVS Health Corp.	34,086	2,683,250
		3,163,418
Hotels, Restaurants & Leisure - 3.4%
Carnival Corp.	17,290	1,102,583
Darden Restaurants, Inc.	6,916	768,990
McDonald’s Corp.	34,086	5,702,247
Starbucks Corp.	95,095	5,405,200
Yum! Brands, Inc.	9,139	830,827
		13,809,847
Household Durables - 0.2%
Garmin Ltd.	5,681	397,954
Leggett & Platt, Inc.	5,681	248,771
		646,725
Household Products - 5.4%
Clorox Co. (The)	5,681	854,479
Colgate-Palmolive Co.	53,599	3,588,453
Kimberly-Clark Corp.	20,501	2,329,734
Procter & Gamble Co. (The)	180,063	14,986,643
		21,759,309
Industrial Conglomerates - 2.5%
3M Co.	29,393	6,193,399
Honeywell International, Inc.	22,971	3,822,374
		10,015,773
Insurance - 1.8%
Arthur J Gallagher & Co.	11,362	845,787
Fidelity National Financial, Inc.	22,971	903,909
Marsh & McLennan Cos., Inc.	65,702	5,434,870
		7,184,566
IT Services - 4.6%
Accenture plc, Class A	25,688	4,372,098
Amdocs Ltd.	8,645	570,397
Automatic Data Processing, Inc.	19,760	2,977,041
International Business Machines Corp.	57,551	8,702,287
Paychex, Inc.	25,688	1,891,921
		18,513,744
Leisure Products - 0.1%
Hasbro, Inc.	4,693	493,328

Machinery - 1.4%
Cummins, Inc.	8,398	1,226,696
Illinois Tool Works, Inc.	14,326	2,021,685
Ingersoll-Rand plc	7,410	758,043
PACCAR, Inc.	11,856	808,461
Parker-Hannifin Corp.	3,458	636,030
Snap-on, Inc.	1,976	362,793
		5,813,708
Media - 0.2%
Interpublic Group of Cos., Inc. (The)	15,808	361,529
Omnicom Group, Inc.	9,386	638,436
		999,965
Metals & Mining - 0.0%(a)
Southern Copper Corp.	2,223	95,900

Multiline Retail - 0.4%
Target Corp.	18,525	1,634,090

Multi-Utilities - 2.3%
Ameren Corp.	10,127	640,229
CenterPoint Energy, Inc.	18,278	505,387
CMS Energy Corp.	10,127	496,223
Consolidated Edison, Inc.	20,254	1,543,152
Dominion Energy, Inc.	25,194	1,770,634
DTE Energy Co.	8,151	889,518
MDU Resources Group, Inc.	5,681	145,945
Public Service Enterprise Group, Inc.	20,501	1,082,248
Sempra Energy	10,621	1,208,139
WEC Energy Group, Inc.	12,597	840,976
		9,122,451
Oil, Gas & Consumable Fuels - 9.2%
Chevron Corp.	100,282	12,262,483
Exxon Mobil Corp.	242,307	20,600,941
Occidental Petroleum Corp.	35,815	2,942,918
Phillips 66	12,844	1,447,776
		37,254,118
Pharmaceuticals - 11.8%
Bristol-Myers Squibb Co.	71,877	4,462,124
Eli Lilly & Co.	35,568	3,816,802
Johnson & Johnson	143,507	19,828,362
Merck & Co., Inc.	118,066	8,375,602
Pfizer, Inc.	254,904	11,233,620
		47,716,510
Road & Rail - 0.9%
Union Pacific Corp.	21,736	3,539,273

Semiconductors & Semiconductor Equipment - 5.9%
Intel Corp.	283,803	13,421,044
KLA-Tencor Corp.	6,916	703,426
Maxim Integrated Products, Inc.	16,055	905,341
Texas Instruments, Inc.	73,606	7,897,188
Xilinx, Inc.	11,115	891,090
		23,818,089

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE U.S. Quality Dividend ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)
Software - 0.1%
CA, Inc.	13,338	588,873

Specialty Retail - 4.6%
Home Depot, Inc. (The)	64,467	13,354,339
Lowe’s Cos., Inc.	22,477	2,580,809
TJX Cos., Inc. (The)	22,477	2,517,874
		18,453,022
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	10,868	1,015,615

Tobacco - 4.1%
Altria Group, Inc.	121,277	7,314,216
Philip Morris International, Inc.	112,138	9,143,732
		16,457,948
Trading Companies & Distributors - 0.2%
Fastenal Co.	13,338	773,871

Water Utilities - 0.1%
American Water Works Co., Inc.	5,434	478,029

TOTAL COMMON STOCKS (Cost $371,328,872)		403,225,806

Total Investments - 99.6% (Cost $371,328,872)		403,225,806
Other Assets Less Liabilities - 0.4%		1,766,522
Net Assets - 100.0%		404,992,328

(a)	Represents less than 0.05% of net assets.

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Russell Small Cap Quality Dividend ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 100.0%

Aerospace & Defense - 0.7%
BWX Technologies, Inc.	9,967	623,336
National Presto Industries, Inc.	2,493	323,218
		946,554
Air Freight & Logistics - 0.2%
Forward Air Corp.	4,985	357,424

Airlines - 0.1%
Copa Holdings SA, Class A	1,280	102,195

Auto Components - 1.0%
Dana, Inc.	14,029	261,922
Delphi Technologies plc	8,284	259,786
LCI Industries	8,688	719,366
Tenneco, Inc.	5,365	226,081
		1,467,155
Automobiles - 0.8%
Thor Industries, Inc.	14,628	1,224,364

Banks - 0.7%
BankUnited, Inc.	11,448	405,259
PacWest Bancorp	13,370	637,081
		1,042,340
Building Products - 3.0%
AO Smith Corp.	32,485	1,733,725
Lennox International, Inc.	4,881	1,066,010
Owens Corning	12,332	669,258
Simpson Manufacturing Co., Inc.	9,128	661,415
Universal Forest Products, Inc.	8,401	296,807
		4,427,215
Capital Markets - 14.0%
Artisan Partners Asset Management, Inc., Class A	36,009	1,166,691
BGC Partners, Inc., Class A	89,940	1,063,091
BrightSphere Investment Group plc	51,366	636,938
Cohen & Steers, Inc.	17,985	730,371
Eaton Vance Corp.	71,410	3,753,310
Evercore, Inc., Class A	18,832	1,893,558
FactSet Research Systems, Inc.	3,271	731,755
Federated Investors, Inc., Class B	76,314	1,840,694
Lazard Ltd., Class A	76,383	3,676,314
LPL Financial Holdings, Inc.	12,747	822,309
MarketAxess Holdings, Inc.	6,686	1,193,384
Moelis & Co., Class A	33,373	1,828,840
Morningstar, Inc.	1,637	206,098
Waddell & Reed Financial, Inc., Class A	41,605	881,194
		20,424,547
Chemicals - 4.2%
Cabot Corp.	14,632	917,719
Innospec, Inc.	3,698	283,822
Orion Engineered Carbons SA	3,641	116,876
Quaker Chemical Corp.	1,812	366,405
RPM International, Inc.	20,396	1,324,516
Scotts Miracle-Gro Co. (The)	12,189	959,640
Sensient Technologies Corp.	7,566	578,875
Stepan Co.	2,823	245,629
Tredegar Corp.	4,725	102,296
Trinseo SA	4,791	375,135
WR Grace & Co.	12,240	874,670
		6,145,583
Commercial Services & Supplies - 2.7%
Brady Corp., Class A	15,193	664,694
Deluxe Corp.	13,056	743,408
Herman Miller, Inc.	9,763	374,899
HNI Corp.	3,961	175,235
Interface, Inc.	5,065	118,268
KAR Auction Services, Inc.	17,856	1,065,825
Knoll, Inc.	7,330	171,888
McGrath RentCorp	4,938	268,973
Steelcase, Inc., Class A	22,175	410,237
		3,993,427
Communications Equipment - 1.1%
InterDigital, Inc.	20,098	1,607,840

Construction & Engineering - 0.5%
Granite Construction, Inc.	5,990	273,743
KBR, Inc.	15,304	323,373
Primoris Services Corp.	4,757	118,069
		715,185
Consumer Finance - 0.4%
FirstCash, Inc.	6,732	552,024

Containers & Packaging - 1.0%
AptarGroup, Inc.	5,788	623,599
Bemis Co., Inc.	13,559	658,968
Greif, Inc., Class A	4,488	240,826
		1,523,393
Distributors - 0.5%
Pool Corp.	4,556	760,305

Diversified Consumer Services - 0.2%
Strategic Education, Inc.	1,685	230,896

Diversified Telecommunication Services - 0.5%
ATN International, Inc.	1,898	140,224
Cogent Communications Holdings, Inc.	11,372	634,558
		774,782
Electric Utilities - 3.4%
ALLETE, Inc.	4,851	363,873
El Paso Electric Co.	4,789	273,931
Hawaiian Electric Industries, Inc.	9,656	343,657
IDACORP, Inc.	4,898	486,029
MGE Energy, Inc.	3,073	196,211
OGE Energy Corp.	62,763	2,279,552
Otter Tail Corp.	7,164	343,156
PNM Resources, Inc.	6,104	240,803
Portland General Electric Co.	9,287	423,580
		4,950,792
Electrical Equipment - 1.1%
Hubbell, Inc.	11,493	1,535,120

Electronic Equipment, Instruments & Components - 3.8%
AVX Corp.	20,571	371,307
Badger Meter, Inc.	4,700	248,865
Benchmark Electronics, Inc.	8,076	188,978
Dolby Laboratories, Inc., Class A	7,898	552,623
FLIR Systems, Inc.	21,287	1,308,512
MTS Systems Corp.	2,672	146,292
National Instruments Corp.	43,164	2,086,116

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Russell Small Cap Quality Dividend ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)
Vishay Intertechnology, Inc.	31,759	646,296
		5,548,989
Energy Equipment & Services - 0.4%
Frank’s International NV*	28,054	243,509
RPC, Inc.	23,543	364,445
		607,954
Entertainment - 0.4%
Cinemark Holdings, Inc.	13,658	549,052

Food & Staples Retailing - 0.2%
PriceSmart, Inc.	1,611	130,410
Weis Markets, Inc.	3,879	168,349
		298,759
Food Products - 1.9%
Calavo Growers, Inc.	1,380	133,308
Dean Foods Co.	11,351	80,592
Flowers Foods, Inc.	36,614	683,217
Fresh Del Monte Produce, Inc.	4,472	151,556
J&J Snack Foods Corp.	3,052	460,516
Lancaster Colony Corp.	5,057	754,555
Sanderson Farms, Inc.	3,772	389,912
Tootsie Roll Industries, Inc.	3,500	102,375
		2,756,031
Gas Utilities - 2.2%
Atmos Energy Corp.	5,078	476,875
National Fuel Gas Co.	8,312	465,971
New Jersey Resources Corp.	7,777	358,520
Northwest Natural Gas Co.	2,984	199,630
ONE Gas, Inc.	3,603	296,455
South Jersey Industries, Inc.	7,113	250,875
Southwest Gas Holdings, Inc.	3,025	239,066
Spire, Inc.	3,140	230,947
UGI Corp.	12,699	704,540
		3,222,879
Health Care Equipment & Supplies - 0.4%
Meridian Bioscience, Inc.	38,229	569,612

Health Care Providers & Services - 1.3%
Patterson Cos., Inc.	75,455	1,844,875

Hotels, Restaurants & Leisure - 5.9%
Bloomin’ Brands, Inc.	12,979	256,854
Brinker International, Inc.	16,648	777,961
Cheesecake Factory, Inc. (The)	15,015	803,903
Choice Hotels International, Inc.	3,460	288,218
Cracker Barrel Old Country Store, Inc.	10,184	1,498,372
Dunkin’ Brands Group, Inc.	11,683	861,271
Extended Stay America, Inc.	20,917	423,151
International Speedway Corp., Class A	2,849	124,786
Jack in the Box, Inc.	6,250	523,937
Papa John’s International, Inc.	5,063	259,631
Six Flags Entertainment Corp.	22,552	1,574,581
Sonic Corp.	3,553	153,987
Texas Roadhouse, Inc.	16,350	1,132,892
		8,679,544
Household Durables - 1.0%
Ethan Allen Interiors, Inc.	9,529	197,727
La-Z-Boy, Inc.	8,983	283,863
MDC Holdings, Inc.	5,469	161,773
Tupperware Brands Corp.	24,227	810,393
		1,453,756
Household Products - 0.4%
Energizer Holdings, Inc.	6,873	403,101
WD-40 Co.	1,256	216,158
		619,259
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	4,682	214,201

Insurance - 2.9%
Assured Guaranty Ltd.	26,313	1,111,198
Employers Holdings, Inc.	3,462	156,829
First American Financial Corp.	25,478	1,314,410
Mercury General Corp.	5,763	289,072
ProAssurance Corp.	8,446	396,540
RLI Corp.	7,180	564,204
Safety Insurance Group, Inc.	3,932	352,307
		4,184,560
Internet & Direct Marketing Retail - 0.1%
Nutrisystem, Inc.	4,901	181,582

IT Services - 6.5%
Booz Allen Hamilton Holding Corp.	16,534	820,582
Convergys Corp.	24,337	577,760
Jack Henry & Associates, Inc.	12,619	2,020,050
Leidos Holdings, Inc.	62,944	4,353,207
ManTech International Corp., Class A	6,344	401,575
NIC, Inc.	42,981	636,119
Sabre Corp.	28,862	752,721
		9,562,014
Leisure Products - 0.7%
Brunswick Corp.	11,307	757,795
Sturm Ruger & Co., Inc.	4,210	290,701
		1,048,496
Life Sciences Tools & Services - 0.6%
Luminex Corp.	30,798	933,487

Machinery - 8.4%
Allison Transmission Holdings, Inc.	21,247	1,105,056
Astec Industries, Inc.	2,204	111,104
Briggs & Stratton Corp.	5,601	107,707
Crane Co.	7,365	724,348
Donaldson Co., Inc.	29,480	1,717,505
Graco, Inc.	41,078	1,903,554
Hillenbrand, Inc.	10,247	535,918
IDEX Corp.	10,559	1,590,819
ITT, Inc.	11,013	674,656
Kennametal, Inc.	11,998	522,633
Lincoln Electric Holdings, Inc.	7,574	707,715
Lindsay Corp.	1,022	102,445
Mueller Industries, Inc.	13,305	385,579
Toro Co. (The)	33,682	2,019,910
		12,208,949
Media - 1.4%
Gannett Co., Inc.	19,723	197,427
John Wiley & Sons, Inc., Class A	15,110	915,666
New Media Investment Group, Inc.	9,228	144,788
Scholastic Corp.	6,780	316,558

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Russell Small Cap Quality Dividend ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)
TEGNA, Inc.	36,545	437,078
		2,011,517
Metals & Mining - 2.0%
Compass Minerals International, Inc.	8,351	561,187
Kaiser Aluminum Corp.	5,055	551,298
Nexa Resources SA*	10,863	131,008
Reliance Steel & Aluminum Co.	13,672	1,166,085
Schnitzer Steel Industries, Inc., Class A	6,869	185,806
Worthington Industries, Inc.	6,544	283,748
		2,879,132
Multiline Retail - 0.3%
Big Lots, Inc.	10,340	432,109

Multi-Utilities - 1.0%
Avista Corp.	5,071	256,390
Black Hills Corp.	5,293	307,470
NorthWestern Corp.	6,183	362,695
Vectren Corp.	6,863	490,636
		1,417,191
Oil, Gas & Consumable Fuels - 1.6%
CVR Energy, Inc.	5,308	213,488
PBF Energy, Inc., Class A	40,733	2,032,984
Ship Finance International Ltd.	9,680	134,552
		2,381,024
Paper & Forest Products - 1.7%
Boise Cascade Co.	5,677	208,914
Domtar Corp.	21,976	1,146,488
Louisiana-Pacific Corp.	31,173	825,773
Neenah, Inc.	1,761	151,974
Schweitzer-Mauduit International, Inc.	3,933	150,673
		2,483,822
Personal Products - 0.6%
Inter Parfums, Inc.	1,789	115,301
Medifast, Inc.	909	201,389
Nu Skin Enterprises, Inc., Class A	6,204	511,334
		828,024
Professional Services - 0.7%
Exponent, Inc.	10,311	552,669
Forrester Research, Inc.	8,824	405,022
		957,691
Road & Rail - 0.4%
Ryder System, Inc.	5,091	371,999
Werner Enterprises, Inc.	6,766	239,178
		611,177
Semiconductors & Semiconductor Equipment - 6.5%
Brooks Automation, Inc.	19,256	674,538
Cabot Microelectronics Corp.	18,164	1,873,980
Cypress Semiconductor Corp.	140,461	2,035,280
MKS Instruments, Inc.	20,277	1,625,201
Power Integrations, Inc.	7,077	447,266
Teradyne, Inc.	69,679	2,576,729
Xperi Corp.	17,836	264,865
		9,497,859
Software - 1.4%
j2 Global, Inc.	16,504	1,367,356
Progress Software Corp.	19,593	691,437
		2,058,793
Specialty Retail - 4.5%
Abercrombie & Fitch Co., Class A	5,080	107,290
American Eagle Outfitters, Inc.	34,575	858,497
Bed Bath & Beyond, Inc.	23,340	350,100
Buckle, Inc. (The)	11,111	256,109
Chico’s FAS, Inc.	28,475	246,878
Children’s Place, Inc. (The)	3,141	401,420
Dick’s Sporting Goods, Inc.	19,901	706,087
DSW, Inc., Class A	20,146	682,547
GameStop Corp., Class A	25,426	388,255
Guess?, Inc.	10,629	240,215
Signet Jewelers Ltd.	10,625	700,506
Williams-Sonoma, Inc.	24,850	1,633,142
		6,571,046
Textiles, Apparel & Luxury Goods - 1.1%
Carter’s, Inc.	8,181	806,646
Columbia Sportswear Co.	2,996	278,838
Oxford Industries, Inc.	2,708	244,262
Steven Madden Ltd.	4,643	245,615
		1,575,361
Thrifts & Mortgage Finance - 0.3%
Capitol Federal Financial, Inc.	12,888	164,193
Oritani Financial Corp.	4,266	66,336
Walker & Dunlop, Inc.	4,517	238,859
		469,388
Tobacco - 0.2%
Vector Group Ltd.	22,259	306,728

Trading Companies & Distributors - 2.1%
MSC Industrial Direct Co., Inc., Class A	11,183	985,334
Watsco, Inc.	11,447	2,038,711
		3,024,045
Transportation Infrastructure - 0.3%
Macquarie Infrastructure Corp.	8,614	397,364

Water Utilities - 0.6%
American States Water Co.	3,339	204,147
Aqua America, Inc.	13,090	483,021
California Water Service Group	3,587	153,882
SJW Group	1,074	65,675
		906,725
TOTAL COMMON STOCKS (Cost $141,427,289)		146,074,136

Investments	Number of Rights

RIGHTS - 0.0%

Chemicals - 0.0%
A Schulman, Inc., CVR*(a) (Cost $–)	5,220	—

Total Investments - 100.0% (Cost $141,427,289)		146,074,136
Other Assets Less Liabilities - 0.0%(b)		36,879
Net Assets - 100.0%		146,111,015

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Russell Small Cap Quality Dividend ETF

Schedule of Investments

September 30, 2018 (Unaudited)

*	Non-income producing security.
(a)	Security fair valued as of September 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2018 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(b)	Represents less than 0.05% of net assets.

Abbreviations
CVR	Contingent Value Rights

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares Global Internet Giants ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 100.0%

Entertainment - 3.2%
NetEase, Inc., ADR	3,895	889,034
Spotify Technology SA*	5,258	950,804
		1,839,838
Interactive Media & Services - 31.2%
58.com, Inc., ADR*	7,006	515,642
Alphabet, Inc., Class A*	2,954	3,565,714
Autohome, Inc., ADR	6,832	528,865
Baidu, Inc., ADR*	3,152	720,799
Cargurus, Inc.*	13,532	753,597
Facebook, Inc., Class A*	21,642	3,559,243
IAC/InterActiveCorp*	1,725	373,842
Match Group, Inc.*	7,912	458,184
Momo, Inc., ADR*	18,593	814,373
SINA Corp.*	12,560	872,669
Tencent Holdings Ltd.	84,600	3,494,322
Twitter, Inc.*	11,461	326,180
Weibo Corp., ADR*	14,684	1,073,841
Zillow Group, Inc., Class C*	21,331	943,897
		18,001,168
Internet & Direct Marketing Retail - 32.2%
Alibaba Group Holding Ltd., ADR*	21,097	3,475,942
Amazon.com, Inc.*	1,755	3,515,265
ASOS plc*	9,175	689,404
Booking Holdings, Inc.*	218	432,512
Ctrip.com International Ltd., ADR*	20,051	745,296
Delivery Hero SE*(a)	19,169	922,208
eBay, Inc.*	6,778	223,809
Etsy, Inc.*	16,829	864,674
Expedia Group, Inc.	1,947	254,044
GrubHub, Inc.*	6,111	847,107
JD.com, Inc., ADR*	27,576	719,458
Just Eat plc*	63,482	554,816
MercadoLibre, Inc.	3,180	1,082,694
Netflix, Inc.*	5,045	1,887,486
Wayfair, Inc., Class A*	6,222	918,803
Zalando SE*(a)	11,232	437,170
ZOZO, Inc.	34,400	1,041,828
		18,612,516
IT Services - 4.0%
GoDaddy, Inc., Class A*	3,456	288,196
Shopify, Inc., Class A*	6,904	1,133,931
Twilio, Inc., Class A*	10,521	907,752
		2,329,879
Software - 29.4%
2U, Inc.*	11,159	839,045
Adobe Systems, Inc.*	4,313	1,164,294
Atlassian Corp. plc, Class A*	10,398	999,664
DocuSign, Inc.*	11,830	621,903
Dropbox, Inc., Class A*	16,429	440,790
Fortinet, Inc.*	3,883	358,284
Guidewire Software, Inc.*	5,496	555,151
Intuit, Inc.	1,314	298,804
LINE Corp.*	8,400	354,976
Microsoft Corp.	19,276	2,204,596
Nutanix, Inc., Class A*	13,231	565,228
Proofpoint, Inc.*	7,264	772,381
Red Hat, Inc.*	2,912	396,847
RingCentral, Inc., Class A*	7,390	687,640
salesforce.com, Inc.*	7,426	1,180,957
ServiceNow, Inc.*	5,395	1,055,424
Snap, Inc., Class A*	110,124	933,852
Splunk, Inc.*	6,592	797,039
Temenos AG (Registered)*	1,658	270,223
Ultimate Software Group, Inc. (The)*	1,466	472,331
VMware, Inc., Class A*	1,535	239,552
Workday, Inc., Class A*	6,234	910,039
Zendesk, Inc.*	12,503	887,713
		17,006,733
TOTAL COMMON STOCKS (Cost $60,238,856)		57,790,134

Total Investments - 100.0% (Cost $60,238,856)		57,790,134
Other Assets Less Liabilities - 0.0%(b)		21,668
Net Assets - 100.0%		57,811,802

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Rule 144A may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(b)	Represents less than 0.05% of net assets.

Abbreviations
ADR	American Depositary Receipt

O’Shares Global Internet Giants ETF invested, as a percentage of net assets, in the following countries as of September 30, 2018:

Argentina	1.9%
Canada	2.0%
China	24.0%
Germany	2.3%
Japan	2.4%
Switzerland	0.5%
United Kingdom	2.1%
United States	64.8%
Other(1)	0.0	%(a)
	100.0%

(a)	Represents less than 0.05% of net assets.
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.1%

Aerospace & Defense - 0.8%
BAE Systems plc	36,810	302,317

Air Freight & Logistics - 1.2%
bpost SA	900	14,614
Deutsche Post AG (Registered)	9,720	346,709
Royal Mail plc	14,880	92,578
		453,901
Auto Components - 1.1%
Cie Generale des Etablissements Michelin SCA	2,160	258,285
Continental AG	750	130,625
Nokian Renkaat OYJ	750	30,742
		419,652
Beverages - 1.1%
Anheuser-Busch InBev SA/NV	4,770	416,745

Building Products - 0.9%
Cie de Saint-Gobain	3,840	165,672
Geberit AG (Registered)	330	153,784
		319,456
Capital Markets - 1.5%
3i Group plc	22,920	281,314
Ashmore Group plc	4,770	22,642
Partners Group Holding AG	300	239,097
		543,053
Chemicals - 5.7%
Air Liquide SA	3,060	402,690
BASF SE	10,590	941,587
EMS-Chemie Holding AG (Registered)	60	35,934
FUCHS PETROLUB SE	240	11,847
FUCHS PETROLUB SE (Preference)	390	21,797
Givaudan SA (Registered)	60	148,219
Johnson Matthey plc	1,290	59,921
Koninklijke DSM NV	990	104,915
Linde AG	1,260	298,113
Solvay SA	390	52,320
		2,077,343
Commercial Services & Supplies - 0.4%
Babcock International Group plc	2,010	18,951
ISS A/S	1,350	47,521
Securitas AB, Class B	1,410	24,535
Societe BIC SA	450	41,213
		132,220
Construction & Engineering - 1.4%
Bouygues SA	1,170	50,594
Ferrovial SA	4,050	84,062
HOCHTIEF AG	150	24,879
Skanska AB, Class B	3,030	59,471
Vinci SA	2,940	280,083
		499,089
Construction Materials - 0.2%
HeidelbergCement AG	840	65,681

Containers & Packaging - 0.1%
Huhtamaki OYJ	420	13,469
RPC Group plc	3,300	34,212
		47,681
Distributors - 0.1%
Inchcape plc	4,410	38,473

Diversified Financial Services - 1.8%
Corp. Financiera Alba SA	360	20,050
Industrivarden AB, Class A	4,500	102,820
Industrivarden AB, Class C	3,720	82,614
Investor AB, Class A	1,710	78,797
Investor AB, Class B	5,760	266,004
Kinnevik AB, Class B	2,400	72,622
Sofina SA	180	35,918
		658,825
Diversified Telecommunication Services - 4.5%
BT Group plc	67,350	197,876
Deutsche Telekom AG (Registered)*	19,230	310,131
Elisa OYJ	1,620	68,736
Koninklijke KPN NV	19,110	50,430
Orange SA	10,920	174,209
Proximus SADP	2,010	48,046
Swisscom AG (Registered)	330	150,473
Telefonica Deutschland Holding AG	8,250	34,889
Telefonica SA	36,360	287,939
Telekom Austria AG*	750	5,810
Telenor ASA	8,430	164,701
Telia Co. AB	31,020	142,383
		1,635,623
Electric Utilities - 3.1%
EDP - Energias de Portugal SA	19,710	72,754
Endesa SA	4,920	106,348
Enel SpA	78,150	400,483
Fortum OYJ	3,030	75,983
Orsted A/S(a)	690	46,889
Red Electrica Corp. SA	4,950	103,720
SSE plc	13,890	207,578
Terna Rete Elettrica Nazionale SpA	18,210	97,315
		1,111,070
Electrical Equipment - 2.0%
ABB Ltd. (Registered)	15,600	370,356
Schneider Electric SE	4,290	345,311
Signify NV(a)	900	23,311
		738,978

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 4.1%
British Land Co. plc (The)	11,670	93,866
Covivio	630	65,674
Gecina SA	1,800	300,643
Hammerson plc	9,150	54,494
Klepierre SA	4,110	145,743
Merlin Properties Socimi SA	3,780	51,303
Segro plc	27,600	229,555
Unibail-Rodamco-Westfield	2,670	537,191
		1,478,469
Food & Staples Retailing - 1.0%
Colruyt SA	480	27,179
ICA Gruppen AB	540	17,123
Jeronimo Martins SGPS SA	2,040	30,057
Kesko OYJ, Class B	540	29,347
Koninklijke Ahold Delhaize NV	11,970	274,587
		378,293
Food Products - 5.8%
Associated British Foods plc	2,070	61,816
Marine Harvest ASA	4,260	98,636
Nestle SA (Registered)	21,390	1,791,697
Orkla ASA	15,540	131,216
Tate & Lyle plc	3,690	32,856
		2,116,221
Gas Utilities - 0.3%
Italgas SpA	3,900	21,173
Naturgy Energy Group SA	2,580	70,452
Rubis SCA	600	32,489
		124,114
Health Care Equipment & Supplies - 0.6%
Coloplast A/S, Class B	960	98,208
Smith & Nephew plc	6,330	115,523
		213,731
Hotels, Restaurants & Leisure - 1.9%
Carnival plc	1,560	96,915
Compass Group plc	15,060	335,041
GVC Holdings plc	3,180	38,089
Sodexo SA	510	54,107
TUI AG	4,650	89,320
Whitbread plc	1,110	68,278
William Hill plc	5,550	18,246
		699,996
Household Durables - 0.3%
Electrolux AB, Series B	1,050	23,141
Persimmon plc	2,340	72,168
		95,309
Independent Power and Renewable Electricity Producers - 0.1%
Uniper SE	1,440	44,340

Industrial Conglomerates - 0.2%
Investment AB Latour, Class B	1,440	17,957
Smiths Group plc	3,390	66,112
		84,069
Insurance - 2.2%
Admiral Group plc	5,790	157,050
Direct Line Insurance Group plc	29,340	123,927
Gjensidige Forsikring ASA	1,890	31,843
Sampo OYJ, Class A	8,310	430,482
Tryg A/S	1,980	49,312
		792,614
Machinery - 2.7%
Atlas Copco AB, Class A	6,870	197,915
Atlas Copco AB, Class B	4,230	112,799
GEA Group AG	1,140	40,624
IMI plc	2,460	35,191
Kone OYJ, Class B	4,500	240,535
MAN SE	180	19,579
OC Oerlikon Corp. AG (Registered)*	1,050	14,469
Sandvik AB	5,550	98,447
Schindler Holding AG	270	67,610
Schindler Holding AG (Registered)	150	36,364
SKF AB, Class B	2,010	39,632
Trelleborg AB, Class B	1,140	23,234
Wartsila OYJ Abp	2,040	39,783
Zardoya Otis SA	2,610	24,343
		990,525
Marine - 0.4%
Kuehne + Nagel International AG (Registered)	810	128,947

Media - 1.2%
Axel Springer SE	240	16,154
Informa plc	8,280	82,299
ITV plc	25,590	52,676
Mediaset Espana Comunicacion SA	1,830	13,370
ProSiebenSat.1 Media SE	1,740	45,210
Publicis Groupe SA	1,290	77,134
RTL Group SA	570	40,683
WPP plc	6,780	99,422
		426,948
Metals & Mining - 1.3%
Rio Tinto plc	9,360	473,589

Multiline Retail - 0.3%
Marks & Spencer Group plc	11,340	42,708
Next plc	840	60,181
		102,889
Multi-Utilities - 2.6%
A2A SpA	14,550	25,265
Centrica plc	68,730	138,833
Engie SA	14,400	211,830
Innogy SE(a)	540	24,141
National Grid plc	45,570	470,294
Veolia Environnement SA	3,390	67,685
		938,048

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)
Oil, Gas & Consumable Fuels - 14.5%
BP plc	168,720	1,296,574
Enagas SA	2,190	59,141
Eni SpA	22,500	425,510
Equinor ASA	4,800	135,277
Galp Energia SGPS SA	2,460	48,831
Polski Koncern Naftowy ORLEN SA	2,190	60,006
Polskie Gornictwo Naftowe i Gazownictwo SA*	9,120	16,008
Royal Dutch Shell plc, Class A	29,850	1,026,281
Royal Dutch Shell plc, Class B	23,520	824,750
Snam SpA	13,320	55,526
TOTAL SA	20,310	1,317,269
		5,265,173
Paper & Forest Products - 0.6%
Mondi plc	2,790	76,550
UPM-Kymmene OYJ	3,240	127,198
		203,748
Personal Products - 3.7%
L’Oreal SA	1,830	441,476
Unilever NV, CVA	8,250	459,619
Unilever plc	8,310	456,873
		1,357,968
Pharmaceuticals - 18.4%
Bayer AG (Registered)	4,590	407,897
GlaxoSmithKline plc	56,220	1,126,685
Novartis AG (Registered)	18,810	1,625,270
Novo Nordisk A/S, Class B	10,950	515,748
Orion OYJ, Class B	750	28,416
Roche Holding AG	7,020	1,708,646
Roche Holding AG - BR	270	66,007
Sanofi	13,770	1,224,489
		6,703,158
Professional Services - 2.3%
Adecco Group AG (Registered)	1,170	61,734
Bureau Veritas SA	1,620	41,829
DKSH Holding AG	150	10,258
Experian plc	5,820	149,553
Randstad NV	510	27,237
RELX plc	10,920	230,122
RELX plc*	6,870	144,389
SGS SA (Registered)	60	158,722
		823,844
Real Estate Management & Development - 2.8%
Aroundtown SA	20,880	185,771
Deutsche Wohnen SE	3,840	184,294
LEG Immobilien AG	1,290	153,205
PSP Swiss Property AG (Registered)	420	40,869
Swiss Prime Site AG (Registered)*	630	53,951
Vonovia SE	7,950	388,564
		1,006,654
Specialty Retail - 1.6%
CECONOMY AG	1,050	7,420
Fielmann AG	360	21,680
Hennes & Mauritz AB, Class B	10,740	198,347
Industria de Diseno Textil SA	8,520	258,384
Kingfisher plc	24,420	82,160
		567,991
Textiles, Apparel & Luxury Goods - 0.4%
HUGO BOSS AG	450	34,664
Luxottica Group SpA	1,110	75,448
Puma SE	60	29,618
		139,730
Tobacco - 0.8%
Imperial Brands plc	6,540	227,796
Swedish Match AB	1,140	58,325
		286,121
Trading Companies & Distributors - 0.1%
Travis Perkins plc	1,620	22,509

Transportation Infrastructure - 0.5%
Aena SME SA(a)	540	93,768
Atlantia SpA	4,170	86,552
		180,320
Water Utilities - 0.4%
Pennon Group plc	3,510	32,645
Severn Trent plc	1,800	43,401
United Utilities Group plc	7,260	66,651
		142,697
Wireless Telecommunication Services - 2.1%
Tele2 AB, Class B	2,190	26,349
Vodafone Group plc	340,740	730,943
		757,292
TOTAL COMMON STOCKS (Cost $36,738,831)		36,005,414

Total Investments - 99.1% (Cost $36,738,831)		36,005,414
Other Assets Less Liabilities - 0.9%		334,268
Net Assets - 100.0%		36,339,682

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Rule 144A may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Abbreviations
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

O’Shares FTSE Europe Quality Dividend ETF invested, as a percentage of net assets, in the following countries as of September 30, 2018:

Australia	1.3%
Austria	0.0	%(a)
Belgium	1.6%
Denmark	2.1%
Finland	3.0%
France	17.2%
Germany	10.7%
Italy	3.3%
Luxembourg	0.1%
Netherlands	6.4%
Norway	1.5%
Poland	0.2%
Portugal	0.4%
Spain	3.2%
Sweden	4.5%
Switzerland	18.9%
United Kingdom	24.4%
United States	0.3%
Other(1)	0.9%
	100.0%

(a)	Represents less than 0.05% of net assets.
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Russell International Quality Dividend ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.5%

Aerospace & Defense - 1.1%
BAE Systems plc	6,652	54,632
Meggitt plc	1,120	8,273
Safran SA	385	53,974
Singapore Technologies Engineering Ltd.	4,700	12,246
Thales SA	173	24,585
		153,710
Air Freight & Logistics - 0.7%
Deutsche Post AG (Registered)	1,958	69,841
Royal Mail plc	2,931	18,236
		88,077
Airlines - 0.2%
Air New Zealand Ltd.	155	317
Japan Airlines Co. Ltd.	500	17,978
Singapore Airlines Ltd.	1,300	9,267
		27,562
Auto Components - 1.6%
Bridgestone Corp.	2,300	86,930
Cie Generale des Etablissements Michelin SCA	415	49,624
Continental AG	187	32,569
Magna International, Inc.	689	36,166
Nokian Renkaat OYJ	222	9,100
		214,389
Automobiles - 0.3%
Subaru Corp.	1,300	39,829

Beverages - 1.5%
Anheuser-Busch InBev SA/NV	1,058	92,435
Carlsberg A/S, Class B	106	12,719
Diageo plc	2,821	100,025
		205,179
Building Products - 0.7%
Aica Kogyo Co. Ltd.	200	8,082
Assa Abloy AB, Class B	774	15,548
Cie de Saint-Gobain	667	28,777
Geberit AG (Registered)	75	34,951
		87,358
Capital Markets - 1.8%
3i Group plc	4,239	52,028
Ashmore Group plc	1,071	5,084
ASX Ltd.	482	22,202
CI Financial Corp.	1,940	30,782
IGM Financial, Inc.	375	10,299
IOOF Holdings Ltd.	673	3,964
Magellan Financial Group Ltd.	326	6,531
Partners Group Holding AG	62	49,413
Perpetual Ltd.	222	6,838
Platinum Asset Management Ltd.	805	3,122
Singapore Exchange Ltd.	4,300	23,194
Thomson Reuters Corp.	653	29,776
		243,233
Chemicals - 5.0%
Air Liquide SA	672	88,434
Arkema SA	73	9,047
Asahi Kasei Corp.	2,700	40,957
BASF SE	2,302	204,677
Covestro AG(a)	219	17,770
Croda International plc	209	14,178
Daicel Corp.	500	5,811
DuluxGroup Ltd.	996	5,527
EMS-Chemie Holding AG (Registered)	13	7,786
FUCHS PETROLUB SE	75	3,702
FUCHS PETROLUB SE (Preference)	111	6,204
Givaudan SA (Registered)	17	41,995
Israel Chemicals Ltd.	723	4,414
Johnson Matthey plc	333	15,468
Koninklijke DSM NV	247	26,176
Kuraray Co. Ltd.	1,400	21,052
Linde AG	291	68,850
Lintec Corp.	200	5,124
Mitsubishi Gas Chemical Co., Inc.	700	14,908
Nippon Kayaku Co. Ltd.	800	9,515
NOF Corp.	200	6,753
Nutrien Ltd.	705	40,677
Solvay SA	90	12,074
		671,099
Commercial Services & Supplies - 1.0%
Babcock International Group plc	356	3,357
Brambles Ltd.	3,414	26,925
Dai Nippon Printing Co. Ltd.	600	13,956
Edenred	355	13,537
G4S plc	2,511	7,924
ISS A/S	254	8,941
Secom Co. Ltd.	600	48,925
Securitas AB, Class B	319	5,551
Societe BIC SA	75	6,869
		135,985
Construction & Engineering - 1.1%
ACS Actividades de Construccion y Servicios SA	401	17,084
Bouygues SA	228	9,860
COMSYS Holdings Corp.	400	11,850
Ferrovial SA	802	16,646
Skanska AB, Class B	602	11,816
Taisei Corp.	500	22,802
Vinci SA	551	52,492
		142,550
Construction Materials - 0.2%
CSR Ltd.	1,636	4,463

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Russell International Quality Dividend ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)
HeidelbergCement AG	210	16,420
		20,883
Containers & Packaging - 0.3%
Amcor Ltd.	1,991	19,707
Huhtamaki OYJ	128	4,105
Orora Ltd.	2,449	5,883
RPC Group plc	705	7,309
		37,004
Distributors - 0.0%(b)
Inchcape plc	445	3,882

Diversified Consumer Services - 0.0%(b)
Benesse Holdings, Inc.	200	5,696

Diversified Financial Services - 1.1%
Corp. Financiera Alba SA	89	4,957
Industrivarden AB, Class A	888	20,290
Industrivarden AB, Class C	736	16,345
Investor AB, Class A	380	17,510
Investor AB, Class B	1,284	59,297
Kinnevik AB, Class B	597	18,065
Sofina SA	25	4,988
		141,452
Diversified Telecommunication Services - 3.7%
BCE, Inc.	609	24,655
Bezeq The Israeli Telecommunication Corp. Ltd.	6,855	7,886
BT Group plc	11,028	32,400
Deutsche Telekom AG (Registered)*	3,564	57,478
Elisa OYJ	415	17,608
Koninklijke KPN NV	4,287	11,313
Nippon Telegraph & Telephone Corp.	1,400	63,255
Orange SA	1,976	31,524
Proximus SADP	455	10,876
Singapore Telecommunications Ltd.	20,100	47,663
Spark New Zealand Ltd.	5,564	14,939
Swisscom AG (Registered)	55	25,079
Telefonica Deutschland Holding AG	1,652	6,986
Telefonica SA	7,200	57,018
Telenor ASA	1,432	27,978
Telia Co. AB	5,463	25,075
Telstra Corp. Ltd.	7,541	17,406
TELUS Corp.	436	16,059
		495,198
Electric Utilities - 2.8%
AusNet Services	3,938	4,630
Chugoku Electric Power Co., Inc. (The)	900	11,568
CK Infrastructure Holdings Ltd.	1,000	7,923
CLP Holdings Ltd.	2,500	29,282
Contact Energy Ltd.	2,436	9,415
EDP - Energias de Portugal SA	3,631	13,403
Endesa SA	1,025	22,156
Enel SpA	15,142	77,596
Fortis, Inc.	806	26,114
Fortum OYJ	775	19,435
Hydro One Ltd.(a)	705	10,712
Mercury NZ Ltd.	1,871	4,174
Orsted A/S(a)	176	11,960
Power Assets Holdings Ltd.	4,000	27,860
Red Electrica Corp. SA	1,080	22,630
SSE plc	2,860	42,741
Terna Rete Elettrica Nazionale SpA	3,428	18,319
Tohoku Electric Power Co., Inc.	1,000	13,576
		373,494
Electrical Equipment - 1.7%
ABB Ltd. (Registered)	3,198	75,923
Legrand SA	280	20,417
Mitsubishi Electric Corp.	3,900	53,443
Schneider Electric SE	926	74,536
Signify NV(a)	125	3,238
		227,557
Electronic Equipment, Instruments & Components - 0.5%
Hirose Electric Co. Ltd.	105	11,481
Kyocera Corp.	600	36,026
Venture Corp. Ltd.	1,100	14,193
		61,700
Equity Real Estate Investment Trusts (REITs) - 5.9%
Ascendas REIT	8,100	15,650
British Land Co. plc (The)	1,857	14,937
CapitaLand Commercial Trust	17,000	22,147
CapitaLand Mall Trust	9,600	15,598
Champion REIT	8,000	5,603
Covivio	100	10,424
Derwent London plc	175	6,520
Dexus	5,397	41,237
Gecina SA	316	52,779
Goodman Group	5,721	42,884
GPT Group (The)	10,832	40,833
Hammerson plc	1,269	7,558
Kiwi Property Group Ltd.	4,885	4,502
Klepierre SA	684	24,255
Link REIT	10,500	103,391
Merlin Properties Socimi SA	879	11,930
Mirvac Group	18,827	32,830
RioCan REIT	1,556	29,709
Scentre Group	31,538	90,593
Segro plc	4,839	40,247
Shopping Centres Australasia Property Group	4,542	7,887
Stockland	10,935	32,835
Unibail-Rodamco-Westfield	497	99,994

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Russell International Quality Dividend ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)
Vicinity Centres	16,765	31,781
		786,124
Food & Staples Retailing - 3.0%
Colruyt SA	147	8,324
ICA Gruppen AB	202	6,405
Jeronimo Martins SGPS SA	564	8,310
Kesko OYJ, Class B	185	10,054
Koninklijke Ahold Delhaize NV	2,837	65,080
Lawson, Inc.	100	6,092
Loblaw Cos. Ltd.	201	10,319
Metro, Inc.	336	10,444
Seven & i Holdings Co. Ltd.	1,900	84,641
Wesfarmers Ltd.	3,690	133,095
Woolworths Group Ltd.	3,111	63,207
		405,971
Food Products - 3.7%
Associated British Foods plc	438	13,080
Marine Harvest ASA	829	19,195
Nestle SA (Registered)	4,865	407,508
Orkla ASA	2,877	24,293
Saputo, Inc.	335	9,957
Tate & Lyle plc	813	7,239
Wilmar International Ltd.	6,800	16,025
		497,297
Gas Utilities - 0.7%
Hong Kong & China Gas Co. Ltd.	8,080	16,047
Italgas SpA	827	4,490
Naturgy Energy Group SA	695	18,978
Osaka Gas Co. Ltd.	1,100	21,460
Rubis SCA	107	5,794
Tokyo Gas Co. Ltd.	1,100	27,044
		93,813
Health Care Equipment & Supplies - 0.8%
Cochlear Ltd.	75	10,888
Coloplast A/S, Class B	214	21,892
Fisher & Paykel Healthcare Corp. Ltd.	1,296	12,931
Koninklijke Philips NV	880	40,103
Smith & Nephew plc	1,108	20,221
		106,035
Health Care Providers & Services - 0.2%
Miraca Holdings, Inc.	200	5,203
Ramsay Health Care Ltd.	130	5,167
Sonic Healthcare Ltd.	796	14,347
		24,717
Hotels, Restaurants & Leisure - 1.4%
Carnival plc	250	15,531
Compass Group plc	3,257	72,459
Crown Resorts Ltd.	996	9,866
Flight Centre Travel Group Ltd.	91	3,500
GVC Holdings plc	734	8,792
InterContinental Hotels Group plc	123	7,667
SKYCITY Entertainment Group Ltd.	1,835	4,878
Sodexo SA	124	13,155
TUI AG	966	18,556
Whitbread plc	325	19,991
William Hill plc	1,969	6,473
		180,868
Household Durables - 0.3%
Barratt Developments plc	1,026	7,586
Bellway plc	170	6,682
Persimmon plc	526	16,222
Taylor Wimpey plc	4,471	10,017
		40,507
Household Products - 0.2%
Henkel AG & Co. KGaA	107	11,365
Henkel AG & Co. KGaA (Preference)	153	17,958
		29,323
Independent Power and Renewable Electricity Producers - 0.1%
Meridian Energy Ltd.	2,413	5,255
Uniper SE	320	9,853
		15,108
Industrial Conglomerates - 0.4%
CK Hutchison Holdings Ltd.	2,000	23,055
Hopewell Holdings Ltd.	2,000	6,581
Investment AB Latour, Class B	245	3,055
NWS Holdings Ltd.	4,000	7,913
Smiths Group plc	545	10,629
		51,233
Insurance - 1.6%
Admiral Group plc	1,042	28,263
Direct Line Insurance Group plc	4,779	20,186
Gjensidige Forsikring ASA	284	4,785
Insurance Australia Group Ltd.	5,780	30,613
Intact Financial Corp.	249	20,689
Medibank Pvt Ltd.	9,973	20,998
Sampo OYJ, Class A	1,549	80,243
Tryg A/S	269	6,700
		212,477
IT Services - 0.4%
Amadeus IT Group SA	386	35,876
Computershare Ltd.	1,016	14,666
		50,542
Leisure Products - 0.1%
Sankyo Co. Ltd.	300	11,740

Machinery - 2.5%
ANDRITZ AG	124	7,237
Atlas Copco AB, Class A	1,564	45,057
Atlas Copco AB, Class B	769	20,506
FANUC Corp.	500	94,291
GEA Group AG	293	10,441
IMI plc	488	6,981

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Russell International Quality Dividend ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)
Kone OYJ, Class B	910	48,642
MAN SE	36	3,916
Nabtesco Corp.	300	7,976
Sandvik AB	1,280	22,705
Schindler Holding AG	57	14,273
Schindler Holding AG (Registered)	28	6,788
Trelleborg AB, Class B	320	6,522
Volvo AB, Class B	1,218	21,516
Wartsila OYJ Abp	490	9,556
Zardoya Otis SA	751	7,004
		333,411
Marine - 0.2%
Kuehne + Nagel International AG (Registered)	152	24,197

Media - 1.1%
Axel Springer SE	49	3,298
Informa plc	1,793	17,822
ITV plc	5,823	11,986
Lagardere SCA	123	3,787
Mediaset Espana Comunicacion SA	356	2,601
ProSiebenSat.1 Media SE	444	11,536
Publicis Groupe SA	275	16,443
RTL Group SA	147	10,492
SES SA, FDR	337	7,398
Shaw Communications, Inc., Class B	1,344	26,171
Singapore Press Holdings Ltd.	3,500	7,352
WPP plc	1,498	21,967
		140,853
Metals & Mining - 2.6%
Alumina Ltd.	4,203	8,424
BHP Billiton Ltd.	4,653	116,588
Boliden AB	639	17,812
Maruichi Steel Tube Ltd.	500	16,310
Norsk Hydro ASA	1,966	11,796
Rio Tinto Ltd.	975	55,562
Rio Tinto plc	2,306	116,677
		343,169
Multiline Retail - 0.3%
Canadian Tire Corp. Ltd., Class A	64	7,493
Harvey Norman Holdings Ltd.	1,809	4,607
Marks & Spencer Group plc	2,446	9,212
Next plc	192	13,756
		35,068
Multi-Utilities - 1.7%
A2A SpA	3,312	5,751
AGL Energy Ltd.	1,958	27,626
Canadian Utilities Ltd., Class A	275	6,757
Centrica plc	14,305	28,896
Engie SA	3,017	44,381
Innogy SE(a)	141	6,303
National Grid plc	9,027	93,161
Veolia Environnement SA	737	14,715
		227,590
Oil, Gas & Consumable Fuels - 13.2%
BP plc	43,286	332,643
Caltex Australia Ltd.	616	13,327
Enagas SA	470	12,692
Eni SpA	5,265	99,569
Equinor ASA	1,464	41,259
Galp Energia SGPS SA	710	14,093
Imperial Oil Ltd.	336	10,866
Inter Pipeline Ltd.	530	9,185
JXTG Holdings, Inc.	4,900	37,027
Repsol SA	1,753	34,950
Royal Dutch Shell plc, Class A	9,930	341,406
Royal Dutch Shell plc, Class B	7,936	278,283
Snam SpA	3,052	12,723
Suncor Energy, Inc.	2,519	97,400
TOTAL SA	5,117	331,879
TransCanada Corp.	825	33,355
Woodside Petroleum Ltd.	1,880	52,479
		1,753,136
Paper & Forest Products - 0.4%
Mondi plc	597	16,380
UPM-Kymmene OYJ	891	34,980
		51,360
Personal Products - 2.2%
L’Oreal SA	374	90,225
Unilever NV, CVA	1,905	106,130
Unilever plc	1,657	91,100
		287,455
Pharmaceuticals - 12.7%
Astellas Pharma, Inc.	4,600	80,268
Bayer AG (Registered)	1,092	97,042
GlaxoSmithKline plc	10,916	218,764
Mitsubishi Tanabe Pharma Corp.	900	15,055
Novartis AG (Registered)	4,281	369,898
Novo Nordisk A/S, Class B	2,678	126,134
Orion OYJ, Class B	184	6,971
Recordati SpA	209	7,079
Roche Holding AG	2,061	501,641
Roche Holding AG - BR	81	19,802
Sanofi	2,765	245,876
		1,688,530
Professional Services - 1.4%
Adecco Group AG (Registered)	215	11,344
Bureau Veritas SA	555	14,330
DKSH Holding AG	49	3,351
Experian plc	1,551	39,855
Intertek Group plc	157	10,221
RELX plc	3,759	79,215
SGS SA (Registered)	13	34,390
		192,706

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Russell International Quality Dividend ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)
Real Estate Management & Development - 3.7%
Alony Hetz Properties & Investments Ltd.	575	6,047
Aroundtown SA	3,922	34,894
CK Asset Holdings Ltd.	4,500	33,786
Daito Trust Construction Co. Ltd.	500	64,335
Deutsche Wohnen SE	867	41,610
Hang Lung Properties Ltd.	2,000	3,911
Henderson Land Development Co. Ltd.	4,980	25,043
Hongkong Land Holdings Ltd.	4,300	28,466
Kerry Properties Ltd.	1,500	5,090
LEG Immobilien AG	255	30,285
LendLease Group	945	13,443
PSP Swiss Property AG (Registered)	72	7,006
Sino Land Co. Ltd.	4,000	6,860
Sun Hung Kai Properties Ltd.	4,327	63,040
Swire Pacific Ltd., Class A	500	5,479
Swire Properties Ltd.	3,000	11,368
Vonovia SE	1,754	85,728
Wharf Holdings Ltd. (The)	3,000	8,166
Wharf Real Estate Investment Co. Ltd.	3,000	19,361
		493,918
Road & Rail - 1.2%
Aurizon Holdings Ltd.	4,274	12,710
Canadian National Railway Co.	1,064	95,403
ComfortDelGro Corp. Ltd.	8,200	14,583
Kyushu Railway Co.	800	24,369
MTR Corp. Ltd.	1,500	7,898
		154,963
Software - 0.7%
OneMarket Ltd.*	461	360
SAP SE	786	96,772
		97,132
Specialty Retail - 1.3%
ABC-Mart, Inc.	100	5,564
Aoyama Trading Co. Ltd.	200	6,145
Autobacs Seven Co. Ltd.	400	6,867
Fielmann AG	98	5,902
Hennes & Mauritz AB, Class B	2,482	45,838
Industria de Diseno Textil SA	2,035	61,715
Kingfisher plc	5,116	17,212
Shimachu Co. Ltd.	300	9,693
USS Co. Ltd.	600	11,141
		170,077
Technology Hardware, Storage & Peripherals - 3.5%
Canon, Inc.	5,000	158,912
Samsung Electronics Co. Ltd., GDR(a)	288	301,536
		460,448
Textiles, Apparel & Luxury Goods - 0.3%
Burberry Group plc	341	8,961
HUGO BOSS AG	124	9,552
Luxottica Group SpA	234	15,905
Yue Yuen Industrial Holdings Ltd.	2,000	5,559
		39,977
Tobacco - 0.8%
Imperial Brands plc	949	33,055
Japan Tobacco, Inc.	2,400	62,670
Swedish Match AB	264	13,507
		109,232
Trading Companies & Distributors - 1.5%
Brenntag AG	178	10,991
Howden Joinery Group plc	1,071	6,549
Mitsubishi Corp.	2,400	73,974
Mitsui & Co. Ltd.	3,200	56,923
Sumitomo Corp.	2,300	38,362
Travis Perkins plc	513	7,128
		193,927
Transportation Infrastructure - 0.7%
Aena SME SA(a)	112	19,448
Atlantia SpA	738	15,318
Atlas Arteria Ltd.	1,070	5,404
Hutchison Port Holdings Trust	14,700	3,675
SATS Ltd.	2,500	9,551
Sydney Airport	2,056	10,250
Transurban Group	3,429	27,837
		91,483
Water Utilities - 0.2%
Severn Trent plc	353	8,512
United Utilities Group plc	1,476	13,550
		22,062
Wireless Telecommunication Services - 3.2%
KDDI Corp.	4,700	129,888
M1 Ltd.	1,300	2,008
NTT DOCOMO, Inc.	5,100	137,170
Rogers Communications, Inc., Class B	644	33,097
StarHub Ltd.	2,500	3,421
Tele2 AB, Class B	717	8,627
Vodafone Group plc	52,850	113,372
		427,583
TOTAL COMMON STOCKS (Cost $13,424,427)		13,219,869

Total Investments - 99.5% (Cost $13,424,427)		13,219,869
Other Assets Less Liabilities - 0.5%		69,951
Net Assets - 100.0%		13,289,820

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Russell International Quality Dividend ETF

Schedule of Investments

September 30, 2018 (Unaudited)

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Rule 144A may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(b)	Represents less than 0.05% of net assets.

Abbreviations
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

O’Shares FTSE Russell International Quality Dividend ETF invested, as a percentage of net assets, in the following countries as of September 30, 2018:

Australia	9.2%
Austria	0.1%
Belgium	1.0%
Canada	4.7%
Denmark	1.4%
Finland	1.8%
France	10.8%
Germany	7.5%
Hong Kong	3.4%
Israel	0.1%
Italy	1.9%
Japan	13.1%
Luxembourg	0.1%
Netherlands	5.8%
New Zealand	0.4%
Norway	1.0%
Portugal	0.3%
Singapore	1.6%
South Korea	2.3%
Spain	2.6%
Sweden	3.0%
Switzerland	12.3%
United Kingdom	15.0%
United States	0.1%
Other(1)	0.5%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.1%

Aerospace & Defense - 0.3%
Singapore Technologies Engineering Ltd.	12,180	31,735

Air Freight & Logistics - 0.1%
Hyundai Glovis Co. Ltd.	35	4,102
Kerry Logistics Network Ltd.	1,162	1,939
Singapore Post Ltd.	7,371	6,096
		12,137
Airlines - 0.8%
Air New Zealand Ltd.	2,401	4,918
ANA Holdings, Inc.	378	13,212
Japan Airlines Co. Ltd.	896	32,216
Singapore Airlines Ltd.	3,542	25,249
		75,595
Auto Components - 3.3%
Aisin Seiki Co. Ltd.	644	31,354
Bridgestone Corp.	5,033	190,225
Denso Corp.	1,848	97,602
NHK Spring Co. Ltd.	532	5,531
Tokai Rika Co. Ltd.	168	3,550
		328,262
Automobiles - 0.9%
Subaru Corp.	2,926	89,646

Beverages - 0.2%
Coca-Cola Amatil Ltd.	3,213	22,690
Hite Jinro Co. Ltd.	140	2,126
		24,816
Building Products - 0.2%
Aica Kogyo Co. Ltd.	259	10,466
Sanwa Holdings Corp.	616	7,338
		17,804
Capital Markets - 1.0%
ASX Ltd.	448	20,635
IOOF Holdings Ltd.	679	3,999
Magellan Financial Group Ltd.	623	12,482
Perpetual Ltd.	378	11,643
Platinum Asset Management Ltd.	1,134	4,398
Singapore Exchange Ltd.	9,030	48,707
		101,864
Chemicals - 4.0%
Air Water, Inc.	385	7,067
Asahi Kasei Corp.	5,320	80,700
Daicel Corp.	1,141	13,260
Denka Co. Ltd.	322	11,226
DuluxGroup Ltd.	2,037	11,305
JSR Corp.	616	11,503
Kuraray Co. Ltd.	2,436	36,631
Lintec Corp.	280	7,174
Mitsubishi Gas Chemical Co., Inc.	910	19,380
Nippon Kayaku Co. Ltd.	784	9,325
Nippon Shokubai Co. Ltd.	98	7,618
Nissan Chemical Corp.	350	18,488
NOF Corp.	280	9,454
Shin-Etsu Chemical Co. Ltd.	1,309	115,993
Sumitomo Chemical Co. Ltd.	3,990	23,360
Teijin Ltd.	581	11,146
Ube Industries Ltd.	406	11,045
		404,675
Commercial Services & Supplies - 1.6%
Brambles Ltd.	6,370	50,238
Dai Nippon Printing Co. Ltd.	1,071	24,912
Downer EDI Ltd.	1,561	8,911
KEPCO Plant Service & Engineering Co. Ltd.	56	1,716
S-1 Corp.	105	8,652
Secom Co. Ltd.	854	69,637
Toppan Forms Co. Ltd.	154	1,481
		165,547
Communications Equipment - 0.1%
VTech Holdings Ltd.	840	9,704

Construction & Engineering - 1.2%
CIMIC Group Ltd.	287	10,665
COMSYS Holdings Corp.	343	10,162
Kajima Corp.	1,285	18,671
Kinden Corp.	448	7,174
Kyowa Exeo Corp.	294	8,606
Maeda Road Construction Co. Ltd.	294	5,982
Nippo Corp.	217	3,983
Obayashi Corp.	1,792	16,976
Taisei Corp.	924	42,139
		124,358
Construction Materials - 0.7%
Adelaide Brighton Ltd.	2,387	10,673
Boral Ltd.	4,529	22,644
CSR Ltd.	2,415	6,588
James Hardie Industries plc, CHDI	1,442	21,869
Sumitomo Osaka Cement Co. Ltd.	113	4,673
		66,447
Containers & Packaging - 0.6%
Amcor Ltd.	4,690	46,422
Orora Ltd.	4,949	11,889
		58,311
Distributors - 0.1%
Canon Marketing Japan, Inc.	112	2,378
Jardine Cycle & Carriage Ltd.	343	8,031
		10,409
Diversified Consumer Services - 0.1%
Benesse Holdings, Inc.	280	7,975

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)
Diversified Telecommunication Services - 3.4%
LG Uplus Corp.	616	10,163
Nippon Telegraph & Telephone Corp.	2,555	115,440
PCCW Ltd.	8,512	4,960
Singapore Telecommunications Ltd.	53,032	125,754
Spark New Zealand Ltd.	15,211	40,841
Telstra Corp. Ltd.	18,662	43,074
		340,232
Electric Utilities - 3.5%
AusNet Services	7,700	9,053
Chubu Electric Power Co., Inc.	2,310	34,949
Chugoku Electric Power Co., Inc. (The)	1,414	18,175
CK Infrastructure Holdings Ltd.	3,388	26,845
CLP Holdings Ltd.	9,121	106,831
Contact Energy Ltd.	4,816	18,614
Korea Electric Power Corp.	686	18,151
Mercury NZ Ltd.	4,522	10,088
Power Assets Holdings Ltd.	12,649	88,100
Tohoku Electric Power Co., Inc.	1,624	22,047
		352,853
Electrical Equipment - 1.0%
Johnson Electric Holdings Ltd.	651	1,839
Mabuchi Motor Co. Ltd.	119	4,803
Mitsubishi Electric Corp.	7,154	98,034
		104,676
Electronic Equipment, Instruments & Components - 1.8%
Azbil Corp.	518	11,273
Hirose Electric Co. Ltd.	126	13,778
Hitachi Ltd.	2,076	70,556
Kyocera Corp.	1,036	62,205
Venture Corp. Ltd.	1,771	22,851
		180,663
Entertainment - 0.2%
Daiichikosho Co. Ltd.	203	9,794
Koei Tecmo Holdings Co. Ltd.	126	2,167
Toho Co. Ltd.	378	11,864
		23,825
Equity Real Estate Investment Trusts (REITs) - 8.3%
Ascendas REIT	14,672	28,349
CapitaLand Commercial Trust	21,994	28,652
CapitaLand Mall Trust	21,322	34,643
Champion REIT	19,418	13,599
Dexus	9,387	71,723
Goodman Group	10,066	75,454
GPT Group (The)	17,220	64,914
Kiwi Property Group Ltd.	7,112	6,554
Link REIT	20,447	201,337
Mirvac Group	32,704	57,028
Scentre Group	49,966	143,527
Shopping Centres Australasia Property Group	5,866	10,186
Stockland	15,666	47,041
Vicinity Centres	26,964	51,116
		834,123
Food & Staples Retailing - 7.1%
Dairy Farm International Holdings Ltd.	1,106	9,954
Dongsuh Cos., Inc.	161	3,048
Lawson, Inc.	329	20,044
Seven & i Holdings Co. Ltd.	3,808	169,639
Sugi Holdings Co. Ltd.	105	5,158
Sundrug Co. Ltd.	175	6,248
Wesfarmers Ltd.	9,198	331,762
Woolworths Group Ltd.	8,106	164,692
		710,545
Food Products - 0.5%
Golden Agri-Resources Ltd.	23,380	4,278
NongShim Co. Ltd.	14	3,073
Toyo Suisan Kaisha Ltd.	308	11,945
Want Want China Holdings Ltd.	18,543	15,617
Wilmar International Ltd.	6,797	16,018
		50,931
Gas Utilities - 1.8%
APA Group	4,004	28,913
Hong Kong & China Gas Co. Ltd.	28,266	56,135
Osaka Gas Co. Ltd.	1,953	38,102
Toho Gas Co. Ltd.	224	8,510
Tokyo Gas Co. Ltd.	2,009	49,392
		181,052
Health Care Equipment & Supplies - 0.4%
Cochlear Ltd.	126	18,292
Fisher & Paykel Healthcare Corp. Ltd.	1,848	18,438
		36,730
Health Care Providers & Services - 0.6%
Healthscope Ltd.	2,856	4,340
Miraca Holdings, Inc.	427	11,109
Ramsay Health Care Ltd.	315	12,519
Ryman Healthcare Ltd.	945	8,771
Sonic Healthcare Ltd.	1,281	23,088
		59,827
Hotels, Restaurants & Leisure - 1.4%
Aristocrat Leisure Ltd.	1,183	24,343
Cafe de Coral Holdings Ltd.	3,143	7,190
Crown Resorts Ltd.	1,897	18,791
Flight Centre Travel Group Ltd.	147	5,654
Genting Singapore Ltd.	30,905	23,976
Kangwon Land, Inc.	812	21,009
Sands China Ltd.	5,005	22,675
SKYCITY Entertainment Group Ltd.	4,522	12,021
Star Entertainment Grp Ltd. (The)	1,722	6,467
		142,126

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)
Household Durables - 1.1%
Coway Co. Ltd.	448	35,057
Nikon Corp.	1,120	21,052
Sekisui Chemical Co. Ltd.	1,435	26,480
Sekisui House Ltd.	2,044	31,177
		113,766
Independent Power and Renewable Electricity Producers - 0.3%
Electric Power Development Co. Ltd.	532	14,730
Meridian Energy Ltd.	8,379	18,248
		32,978
Industrial Conglomerates - 1.9%
CK Hutchison Holdings Ltd.	7,287	84,000
Hanwha Corp. (Preference)	119	1,588
Hopewell Holdings Ltd.	2,044	6,726
Jardine Matheson Holdings Ltd.	490	30,748
Keppel Corp. Ltd.	4,543	23,141
LG Corp.	343	22,449
NWS Holdings Ltd.	9,954	19,692
		188,344
Insurance - 0.9%
Insurance Australia Group Ltd.	8,211	43,488
Medibank Pvt Ltd.	20,342	42,831
		86,319
Interactive Media & Services - 0.1%
REA Group Ltd.	105	6,528

IT Services - 0.5%
Computershare Ltd.	1,862	26,878
Nomura Research Institute Ltd.	238	12,027
Otsuka Corp.	231	8,623
SCSK Corp.	105	4,964
		52,492
Leisure Products - 0.4%
Bandai Namco Holdings, Inc.	651	25,304
Sankyo Co. Ltd.	469	18,354
		43,658
Machinery - 3.3%
Amada Holdings Co. Ltd.	1,267	13,531
FANUC Corp.	847	159,728
Glory Ltd.	140	3,423
Hitachi Construction Machinery Co. Ltd.	252	8,431
Komatsu Ltd.	2,737	83,277
Kurita Water Industries Ltd.	364	10,607
Mitsubishi Heavy Industries Ltd.	700	27,036
Nabtesco Corp.	413	10,981
OSG Corp.	252	5,740
Sumitomo Heavy Industries Ltd.	266	9,496
		332,250
Media - 0.5%
Cheil Worldwide, Inc.	336	6,558
Fairfax Media Ltd.	5,005	2,988
Hakuhodo DY Holdings, Inc.	623	10,931
Nippon Television Holdings, Inc.	210	3,639
Singapore Press Holdings Ltd.	8,722	18,320
Television Broadcasts Ltd.	1,288	3,662
TV Asahi Holdings Corp.	77	1,480
		47,578
Metals & Mining - 5.7%
Alumina Ltd.	9,128	18,295
BHP Billiton Ltd.	13,188	330,445
Korea Zinc Co. Ltd.	49	19,260
Maruichi Steel Tube Ltd.	357	11,645
Nippon Steel & Sumitomo Metal Corp.	2,534	53,620
Rio Tinto Ltd.	2,415	137,623
		570,888
Multiline Retail - 0.1%
Harvey Norman Holdings Ltd.	2,450	6,240
Lifestyle International Holdings Ltd.	2,107	4,136
		10,376
Multi-Utilities - 0.7%
AGL Energy Ltd.	4,739	66,864

Oil, Gas & Consumable Fuels - 3.8%
Caltex Australia Ltd.	1,561	33,771
GS Holdings Corp.	203	10,084
JXTG Holdings, Inc.	14,322	108,223
SK Innovation Co. Ltd.	273	52,914
S-Oil Corp.	231	28,530
Woodside Petroleum Ltd.	5,243	146,356
		379,878
Personal Products - 0.1%
Noevir Holdings Co. Ltd.	91	4,959
Pola Orbis Holdings, Inc.	238	8,696
		13,655
Pharmaceuticals - 2.3%
Astellas Pharma, Inc.	7,490	130,697
KYORIN Holdings, Inc.	133	2,747
Mitsubishi Tanabe Pharma Corp.	1,253	20,960
Mochida Pharmaceutical Co. Ltd.	35	2,893
Takeda Pharmaceutical Co. Ltd.	1,680	71,897
		229,194
Professional Services - 0.1%
SEEK Ltd.	714	10,725

Real Estate Management & Development - 7.0%
CapitaLand Ltd.	5,698	14,054
CK Asset Holdings Ltd.	12,110	90,923
Daikyo, Inc.	112	2,280
Daito Trust Construction Co. Ltd.	805	103,579
Frasers Property Ltd.	840	1,039
Hang Lung Properties Ltd.	8,393	16,411

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)
Henderson Land Development Co. Ltd.	9,842	49,494
Hongkong Land Holdings Ltd.	10,010	66,266
Hysan Development Co. Ltd.	2,730	13,798
Kerry Properties Ltd.	3,024	10,260
LendLease Group	2,429	34,552
Sino Land Co. Ltd.	14,091	24,167
Sun Hung Kai Properties Ltd.	10,129	147,568
Swire Pacific Ltd., Class A	1,554	17,030
Swire Pacific Ltd., Class B	3,367	5,955
Swire Properties Ltd.	8,008	30,344
UOL Group Ltd.	2,646	13,343
Wharf Holdings Ltd. (The)	6,251	17,016
Wharf Real Estate Investment Co. Ltd.	4,998	32,256
Wheelock & Co. Ltd.	1,869	11,214
Wing Tai Holdings Ltd.	854	1,219
		702,768
Road & Rail - 1.8%
Aurizon Holdings Ltd.	9,261	27,540
ComfortDelGro Corp. Ltd.	19,831	35,269
Kyushu Railway Co.	1,253	38,168
MTR Corp. Ltd.	6,027	31,734
West Japan Railway Co.	644	44,910
		177,621
Semiconductors & Semiconductor Equipment - 0.7%
Disco Corp.	63	10,549
Tokyo Electron Ltd.	427	58,683
		69,232
Software - 0.3%
Oracle Corp. Japan	84	6,774
Trend Micro, Inc.	287	18,471
		25,245
Specialty Retail - 0.8%
ABC-Mart, Inc.	147	8,179
Aoyama Trading Co. Ltd.	266	8,173
Autobacs Seven Co. Ltd.	588	10,095
Chow Tai Fook Jewellery Group Ltd.	2,128	2,189
K’s Holdings Corp.	651	7,881
L’Occitane International SA	1,295	2,327
Shimachu Co. Ltd.	252	8,142
Shimamura Co. Ltd.	77	7,308
USS Co. Ltd.	994	18,456
Yamada Denki Co. Ltd.	1,995	10,099
		82,849
Technology Hardware, Storage & Peripherals - 7.8%
Canon, Inc.	8,925	283,658
Samsung Electronics Co. Ltd.	10,717	448,776
Samsung Electronics Co. Ltd. (Preference)	1,449	49,443
		781,877
Textiles, Apparel & Luxury Goods - 0.3%
Samsonite International SA*(a)	2,940	10,896
Wacoal Holdings Corp.	315	9,041
Yue Yuen Industrial Holdings Ltd.	3,906	10,857
		30,794
Tobacco - 2.4%
Japan Tobacco, Inc.	5,159	134,715
KT&G Corp.	1,141	106,977
		241,692
Trading Companies & Distributors - 4.5%
BOC Aviation Ltd.(a)	679	5,267
ITOCHU Corp.	4,060	74,348
Marubeni Corp.	5,075	46,468
Mitsubishi Corp.	4,291	132,260
Mitsui & Co. Ltd.	5,656	100,612
Sumitomo Corp.	4,172	69,585
Toyota Tsusho Corp.	511	19,300
		447,840
Transportation Infrastructure - 1.4%
Atlas Arteria Ltd.	1,617	8,166
Auckland International Airport Ltd.	1,897	9,181
Hutchison Port Holdings Trust	27,762	6,940
Kamigumi Co. Ltd.	385	8,487
SATS Ltd.	5,236	20,004
SIA Engineering Co. Ltd.	2,268	4,897
Sydney Airport	4,816	24,009
Transurban Group	7,840	63,647
		145,331
Wireless Telecommunication Services - 5.1%
KDDI Corp.	8,652	239,104
M1 Ltd.	2,254	3,481
NTT DOCOMO, Inc.	8,960	240,990
SK Telecom Co. Ltd.	91	23,134
StarHub Ltd.	3,703	5,068
		511,777
TOTAL COMMON STOCKS (Cost $9,355,131)		9,949,387

Investments	Number of Rights	Value ($)

RIGHTS - 0.0%(b)

Multiline Retail - 0.0%(b)
Harvey Norman Holdings Ltd., expiring 10/15/2018, price 2.50 AUD* (Cost $103)	347	201

Total Investments - 99.1% (Cost $9,355,234)		9,949,588
Other Assets Less Liabilities - 0.9%		94,401
Net Assets - 100.0%		10,043,989

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments

September 30, 2018 (Unaudited)

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Rule 144A may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(b)	Represents less than 0.05% of net assets.

Abbreviations
AUD	Australian Dollar
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

O’Shares FTSE Asia Pacific Quality Dividend ETF invested, as a percentage of net assets, in the following countries as of September 30, 2018:

Australia	24.9%
China	0.2%
Hong Kong	12.6%
Ireland	0.2%
Japan	45.2%
Luxembourg	0.0	%(a)
Macau	0.2%
New Zealand	1.5%
Singapore	5.5%
South Korea	8.7%
United States	0.1%
Other(1)	0.9%
	100.0%

(a)	Represents less than 0.05% of net assets.
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedule of investments.

OSI ETF Trust

Notes to Quarterly Schedules of Investments

September 30, 2018 (Unaudited)

1. Organization

OSI ETF Trust (the “Trust”) was organized as a Delaware statutory trust on April 12, 2016 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of six operational exchange-traded funds (each a “Fund” and collectively, the “Funds”). The O’Shares FTSE U.S. Quality Dividend ETF, O’Shares FTSE Russell Small Cap Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend ETF, O’Shares FTSE Russell International Quality Dividend ETF and O’Shares FTSE Asia Pacific Quality Dividend ETF are diversified series of the Trust, pursuant to the 1940 Act. The O’Shares Global Internet Giants ETF is a non-diversified series of the Trust, pursuant to the 1940 Act.

Each Fund seeks to track the performance (before fees and expenses) of a specified benchmark index (each, a “Target Index”). There can be no assurance that the Funds’ investment objectives will be achieved.

2. Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies.”

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (“SEC”) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the “Release”). The Release calls for the adoption of new rules and forms as well as amendments to current rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC adopted amendments to Regulation S-X, which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Funds have updated disclosure in these financial statements to reflect the amendments, which were effective August 1, 2017. The first filing compliance date for Form N-PORT is no later than April 30, 2020, reflecting data as of March 31, 2020. The adoption had no effect on the Funds’ net assets or results of operations.

Investment Valuation

The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of each Fund’s shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees”). The Funds may

OSI ETF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2018 (Unaudited)

use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect the Fund’s ability to track its Target Index. Securities of non-exchange traded investment companies are valued at their NAV.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between:

(1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2018, there were no Level 3 securities held by the Funds for which significant unobservable inputs were used to determine fair value.

The Funds disclose transfer between levels based on valuations at the end of the reporting period. There were no transfers between Level 1 and 3 or Level 2 and 3 as of September 30, 2018, based on levels assigned to securities on June 30, 2018. Transfer between Level 1 and 2 are included in a summary of valuations below.

The following is a summary of the valuations as of September 30, 2018 for each Fund based upon the three levels defined above:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
O’Shares FTSE U.S. Quality Dividend ETF
Investments
Common Stocks*	$403,225,806	$—	$—	$403,225,806
Total Investments	$403,225,806	$—	$—	$403,225,806

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Investments
Common Stocks*	$146,074,136	$—	$—	$146,074,136
Rights	—	—	—	—
Total Investments	$146,074,136	$—	$—	$146,074,136

OSI ETF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2018 (Unaudited)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
O’Shares Global Internet Giants ETF
Investments
Common Stocks*	$57,790,134	$—	$—	$57,790,134
Total Investments	$57,790,134	$—	$—	$57,790,134

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
O’Shares FTSE Europe Quality Dividend ETF
Investments
Common Stocks*	$36,005,414	$—	$—	$36,005,414
Total Investments	$36,005,414	$—	$—	$36,005,414

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
O’Shares FTSE Russell International Quality Dividend ETF
Investments
Common Stocks*	$13,219,869	$—	$—	$13,219,869
Total Investments	$13,219,869	$—	$—	$13,219,869

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
O’Shares FTSE Asia Pacific Quality Dividend ETF
Investments
Common Stocks*	$9,949,387	$—	$—	$9,949,387
Rights	201	—	—	201
Total Investments	$9,949,588	$—	$—	$9,949,588

* See Schedules of Investments for segregation by industry type.

Real Estate Investment Trusts (“REITs”)

Certain Funds may invest in REITs. Equity REITs invest primarily in real property while mortgage REITs make construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

3. Principal Risks

Some principal risks apply to all Funds while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other principal risks in addition to these identified principal risks. This section discusses certain principal risks encountered by the Funds.

Asia Pacific Risk. Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the

OSI ETF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2018 (Unaudited)

Asia-Pacific region, including certain legal, regulatory, political and economic risks. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asia-Pacific economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asia-Pacific economies are highly dependent on trade and economic conditions in other countries can impact these economies.

Authorized Participants Concentration Risk. Each Fund has a limited number of financial institutions that may purchase and redeem Fund shares directly from the Funds (“Authorized Participants”). To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to NAV and may face trading halts and/or delisting from the Exchange. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Concentration Risk. To the extent that a Fund’s Target Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Europe Risk. Decreasing imports or exports, changes in governmental or European Union (the “E.U.”) regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an E.U. member country on its sovereign debt, and/or an economic recession in an E.U. member country may have a significant adverse effect on the securities of E.U. issuers. The European financial markets have recently experienced volatility and adversity due to concerns about economic downturns, or rising government debt levels, in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe. The risk of investing in Europe may be heightened due to the recent referendum in which the United Kingdom voted to withdraw from membership in the E.U. In addition, if one or more countries were to exit the E.U. or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably. Any such event could have a material adverse impact on the value and risk profile of the Funds’ portfolios.

Flash Crash Risk. Sharp price declines in securities owned by a Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, a Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect such Fund’s returns.

Index-Related Risk. Each Fund is managed with an investment strategy that attempts to track the performance of the Target Index. As a result, the Funds expect to hold constituent securities of the Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Funds employed an active strategy.

There is no assurance that the Index Provider will compile each Target Index accurately, or that each Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of

OSI ETF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2018 (Unaudited)

what each Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that each Target Index will be in line with its described index methodology. Any gains, losses or costs to a Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders. To the extent a Target Index is new it will have a limited performance history. The foregoing risks may be greater for a new index.

Internet Companies Risk. Companies involved with the internet, technology and e-commerce are exposed to risks associated with rapid advances in technology, obsolescence of current products and services, the finite life of patents and the constant threat of global competition and substitutes. In addition to these risks, these companies may be adversely impacted by market and economic cyclicality and changing industry standards.

Large Shareholder Risk. Certain shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund shares. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Fund shares.

Market Events Risk. The market values of a Fund’s investments, and therefore the value of such Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on a Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of a Fund, which could have a negative impact on the Fund.

Mid-Capitalization Securities Risk. The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Multifactor Risk. A Fund’s Target Index, and thus the corresponding Fund, seeks to achieve specific factor exposures identified in the Fund’s principal investment strategies. There can be no assurance that targeting exposure to such factors will enhance a Fund’s performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is no guarantee the index provider’s methodology will be successful in creating an index that achieves the specific factor exposures identified above.

Non-Diversification Risk. The O’Shares Global Internet Giants ETF is classified as “non-diversified” under the 1940 Act, which means that the Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

REIT Risk. A REIT is a company that owns or finances income-producing real estate. Each Fund, through its investments in REITs, is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management

OSI ETF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2018 (Unaudited)

skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. To the extent a Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such areas or property types. REITs are pooled investment vehicles with their own fees and expenses and a Fund will indirectly bear a proportionate share of those fees and expenses.

Sampling Risk. To the extent a Fund uses a representative sampling approach, it will hold a smaller number of securities than are in its Target Index. As a result, an adverse development respecting a security held by a Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Target Index. Conversely, a positive development relating to a security in a Fund’s Target Index that is not held by the Fund could cause the Fund to underperform the Target Index. To the extent the assets in a Fund are smaller, these risks will be greater.

Sector Risk. To the extent a Target Index, and thereby a Fund, emphasizes, from time to time, investments in a particular sector, the Funds are subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Funds invest in a few sectors, it may have increased exposure to the price movements of those sectors.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it historically has been and thus that a Fund’s Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

The Funds’ prospectuses contain additional information regarding the principal risks associated with an investment in a Fund.

4. Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

5. Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Funds’ financial statements.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OSI ETF Trust

By:	/s/ Kevin Beadles
Kevin Beadles
President
November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Beadles
Kevin Beadles
President
November 26, 2018

By:	/s/ Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
November 26, 2018